Share capital - Shares Issued Roll Forward (Details) - shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of number of shares outstanding [abstract]
Shares issued at beginning of year	679,822,439	679,775,162	679,480,362
Issued in terms of employee share schemes	1,776,361	47,277	294,800
Repurchase and cancellation of shares	(43,503,454)
Issued in terms of Sasol Khanyisa	7,465,582
Shares issued at end of year	645,560,928	679,822,439	679,775,162
Shares in terms of Sasol Khanyisa
Sasol BEE shares issued to Sasol Khanyisa Public	2,973,022
Shares issued to Khanyisa Employee Share Ownership Plan	2,458,880
Shares redesignated to SOL shares	1,876,288